Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
X 8,538,982 COMMON STOCKS - 98.7%
X 8,538,982
Aerospace & Defense - 1.2%
234 Northrop Grumman Corp $ 104,130
Total Aerospace & Defense 104,130
Banks - 3.0%
1,620 JPMorgan Chase & Co 255,895
Total Banks 255,895
Beverages - 1.9%
896 PepsiCo Inc 167,964
Total Beverages 167,964
Biotechnology - 2.3%
1,349 AbbVie Inc 201,784
Total Biotechnology 201,784
Building Products - 1.9%
841 Trane Technologies PLC 167,729
Total Building Products 167,729
Capital Markets - 4.4%
3,090 Charles Schwab Corp/The 204,249
436 S&P Global Inc 172,006
Total Capital Markets 376,255
Chemicals - 4.9%
1,863 International Flavors & Fragrances Inc 157,628
692 Linde PLC 270,344
Total Chemicals 427,972
Communications Equipment - 3.2%
960 Motorola Solutions Inc 275,165
Total Communications Equipment 275,165
Consumer Finance - 2.2%
1,107 American Express Co 186,950
Total Consumer Finance 186,950
Consumer Staples Distribution & Retail - 1.9%
1,053 Walmart Inc 168,333
Total Consumer Staples Distribution & Retail 168,333
Containers & Packaging - 1.3%
727 Packaging Corp of America 111,486
Total Containers & Packaging 111,486
Electric Utilities - 2.2%
2,650 NextEra Energy Inc 194,245
Total Electric Utilities 194,245
Electrical Equipment - 2.1%
878 Eaton Corp PLC 180,271
Total Electrical Equipment 180,271

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Financial Services - 3.7%
1,757 Fidelity National Information Services Inc $ 106,087
549 Mastercard Inc, Class A 216,460
Total Financial Services 322,547
Food Products - 1.9%
2,257 Mondelez International Inc, Class A 167,312
Total Food Products 167,312
Ground Transportation - 1.7%
623 Union Pacific Corp 144,549
Total Ground Transportation 144,549
Health Care Equipment & Supplies - 2.1%
1,606 Abbott Laboratories 178,796
Total Health Care Equipment & Supplies 178,796
Health Care Providers & Services - 5.6%
394 Elevance Health Inc 185,822
584 UnitedHealth Group Inc 295,720
Total Health Care Providers & Services 481,542
Hotels, Restaurants & Leisure - 1.5%
457 McDonald's Corp 133,992
Total Hotels, Restaurants & Leisure 133,992
Industrial Conglomerates - 1.9%
833 Honeywell International Inc 161,710
Total Industrial Conglomerates 161,710
Industrial REITs - 2.6%
1,794 Prologis Inc 223,802
Total Industrial REITs 223,802
Insurance - 2.3%
1,058 Marsh & McLennan Cos Inc 199,348
Total Insurance 199,348
IT Services - 3.1%
838 Accenture PLC, Class A 265,101
Total IT Services 265,101
Media - 2.6%
4,966 Comcast Corp, Class A 224,761
Total Media 224,761
Multi-Utilities - 2.1%
2,038 WEC Energy Group Inc 183,135
Total Multi-Utilities 183,135
Oil, Gas & Consumable Fuels - 5.3%
1,198 Chevron Corp 196,065
1,398 Exxon Mobil Corp 149,921
984 Phillips 66 109,765
Total Oil, Gas & Consumable Fuels 455,751
Pharmaceuticals - 2.0%
935 Zoetis Inc 175,864
Total Pharmaceuticals 175,864

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 6.5%
392 Broadcom Inc $ 352,271
1,177 Texas Instruments Inc 211,860
Total Semiconductors & Semiconductor Equipment 564,131
Software - 6.5%
1,676 Microsoft Corp 563,002
Total Software 563,002
Specialty Retail - 5.0%
970 Lowe's Cos Inc 227,242
2,362 TJX Cos Inc/The 204,384
Total Specialty Retail 431,626
Technology Hardware, Storage & Peripherals - 7.8%
3,434 Apple Inc 674,609
Total Technology Hardware, Storage & Peripherals 674,609
Tobacco - 2.0%
1,697 Philip Morris International Inc 169,225
Total Tobacco 169,225
Total Long-Term Investments
(cost $7,822,671) 8,538,982
Other Assets & Liabilities, Net - 1.3% 110,073
Net Assets - 100% $ 8,649,055
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 8,538,982 $ – $ – $ 8,538,982
Total
$ 8,538,982 $ – $ – $ 8,538,982
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X
2,676,540,956 COMMON STOCKS - 99.9%
X 2,676,540,956
Aerospace & Defense - 2.1%
130,993 Boeing Co/The (2) $ 31,287,678
277,863 Raytheon Technologies Corp 24,432,494
Total Aerospace & Defense 55,720,172
Automobiles - 1.9%
193,701 Tesla Inc (2) 51,801,458
Total Automobiles 51,801,458
Beverages - 1.1%
516,053 Monster Beverage Corp (2) 29,667,887
Total Beverages 29,667,887
Biotechnology - 0.5%
143,924 Horizon Therapeutics Plc (2) 14,431,259
Total Biotechnology 14,431,259
Broadline Retail - 8.6%
261,400 Alibaba Group Holding Ltd, Sponsored ADR (2) 26,704,624
1,518,015 Amazon.com Inc (2) 202,928,245
Total Broadline Retail 229,632,869
Building Products - 1.3%
582,335 Carrier Global Corp 34,678,049
Total Building Products 34,678,049
Chemicals - 2.4%
652,886 Corteva Inc 36,842,357
71,595 Linde PLC 27,970,019
Total Chemicals 64,812,376
Communications Equipment - 0.6%
105,221 Arista Networks Inc (2) 16,318,725
Total Communications Equipment 16,318,725
Consumer Staples Distribution & Retail - 2.2%
104,212 Costco Wholesale Corp 58,428,542
Total Consumer Staples Distribution & Retail 58,428,542
Electrical Equipment - 0.5%
64,988 Eaton Corp PLC 13,343,336
Total Electrical Equipment 13,343,336
Financial Services - 6.2%
309,618 Fiserv Inc (2) 39,076,888
323,572 Mastercard Inc, Class A 127,577,968
Total Financial Services 166,654,856
Health Care Equipment & Supplies - 3.1%
410,609 Dexcom Inc (2) 51,145,457
99,730 Intuitive Surgical Inc (2) 32,352,412
Total Health Care Equipment & Supplies 83,497,869

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Health Care Providers & Services - 2.4%
66,237 Elevance Health Inc $ 31,239,356
63,854 UnitedHealth Group Inc 32,333,750
Total Health Care Providers & Services 63,573,106
Health Care Technology - 0.6%
83,391 Veeva Systems Inc, Class A (2) 17,030,110
Total Health Care Technology 17,030,110
Hotels, Restaurants & Leisure - 3.5%
12,511 Booking Holdings Inc (2) 37,167,679
11,253 Chipotle Mexican Grill Inc (2) 22,081,537
560,535 Las Vegas Sands Corp (2) 33,525,598
Total Hotels, Restaurants & Leisure 92,774,814
Interactive Media & Services - 10.2%
1,093,244 Alphabet Inc, Class A (2) 145,095,343
405,678 Meta Platforms Inc (2) 129,249,011
Total Interactive Media & Services 274,344,354
IT Services - 0.3%
30,020 EPAM Systems Inc (2) 7,109,036
Total IT Services 7,109,036
Oil, Gas & Consumable Fuels - 2.7%
121,798 ConocoPhillips 14,338,061
433,035 EOG Resources Inc 57,390,128
Total Oil, Gas & Consumable Fuels 71,728,189
Personal Care Products - 0.2%
33,420 Estee Lauder Cos Inc/The, Class A 6,015,600
Total Personal Care Products 6,015,600
Pharmaceuticals - 6.3%
388,761 AstraZeneca PLC, Sponsored ADR 27,874,164
179,863 Eli Lilly & Co 81,756,727
182,779 Novo Nordisk A/S, Sponsored ADR 29,445,697
149,626 Zoetis Inc 28,143,154
Total Pharmaceuticals 167,219,742
Semiconductors & Semiconductor Equipment - 12.5%
78,042 Advanced Micro Devices Inc (2) 8,928,005
92,939 Broadcom Inc 83,519,632
25,740 Lam Research Corp 18,493,932
27,235 Monolithic Power Systems Inc 15,237,710
449,178 NVIDIA Corp 209,896,388
Total Semiconductors & Semiconductor Equipment 336,075,667
Software - 20.6%
73,907 Crowdstrike Holdings Inc, Class A (2) 11,947,806
57,947 Intuit Inc 29,651,480
1,002,630 Microsoft Corp 336,803,470
202,400 Palo Alto Networks Inc (2) 50,591,904
174,107 Salesforce Inc (2) 39,175,816
61,809 ServiceNow Inc (2) 36,034,647
101,456 Synopsys Inc (2) 45,837,821
Total Software 550,042,944

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Specialty Retail - 0.6%
95,954 Burlington Stores Inc (2) $ 17,043,350
Total Specialty Retail 17,043,350
Technology Hardware, Storage & Peripherals - 9.5%
1,295,987 Apple Inc 254,596,646
Total Technology Hardware, Storage & Peripherals 254,596,646
Total Long-Term Investments
(cost $2,364,907,438) 2,676,540,956
Other Assets & Liabilities, Net - 0.1% 3,531,854
Net Assets - 100% $ 2,680,072,810
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,676,540,956 $ – $ – $ 2,676,540,956
Total
$ 2,676,540,956 $ – $ – $ 2,676,540,956
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
5,993,321 COMMON STOCKS - 97.3%
5,993,321
Aerospace & Defense - 1.3%
5,340 Kratos Defense & Security Solutions Inc (2) 80,581
Total Aerospace & Defense 80,581
Automobile Components - 2.2%
2,024 Atmus Filtration Technologies Inc (2) 48,273
4,585 Dana Inc 87,023
Total Automobile Components 135,296
Banks - 6.7%
1,491 Banner Corp 70,987
3,770 Home BancShares Inc/AR 91,649
846 Preferred Bank/Los Angeles CA 55,904
1,078 SouthState Corp 83,728
1,279 Wintrust Financial Corp 107,896
Total Banks 410,164
Beverages - 3.0%
912 MGP Ingredients Inc 103,977
5,741 Primo Water Corp 81,350
Total Beverages 185,327
Biotechnology - 2.9%
701 Crinetics Pharmaceuticals Inc (2) 13,319
375 Cytokinetics Inc (2) 12,506
925 Halozyme Therapeutics Inc (2) 39,738
1,358 ImmunoGen Inc (2) 24,200
846 Immunovant Inc (2) 19,314
118 Karuna Therapeutics Inc (2) 23,573
225 Krystal Biotech Inc (2) 29,048
881 Myriad Genetics Inc (2) 19,690
Total Biotechnology 181,388
Broadline Retail - 1.4%
1,173 Ollie's Bargain Outlet Holdings Inc (2) 85,488
Total Broadline Retail 85,488
Building Products - 1.4%
811 Masonite International Corp (2) 84,790
Total Building Products 84,790
Capital Markets - 2.9%
699 Evercore Inc, Class A 94,407
557 Piper Sandler Cos 81,522
Total Capital Markets 175,929

Shares Description (1) Value
Chemicals - 1.3%
1,934 Avient Corp 78,385
Total Chemicals 78,385
Construction & Engineering - 4.1%
1,298 Arcosa Inc 100,180
571 Comfort Systems USA Inc 99,337
384 MYR Group Inc (2) 54,743
Total Construction & Engineering 254,260
Construction Materials - 1.5%
2,496 Summit Materials Inc, Class A (2) 90,305
Total Construction Materials 90,305
Consumer Finance - 1.0%
651 FirstCash Holdings Inc 62,027
Total Consumer Finance 62,027
Containers & Packaging - 1.3%
1,786 Silgan Holdings Inc 78,316
Total Containers & Packaging 78,316
Electronic Equipment, Instruments & Components - 2.4%
3,025 Array Technologies Inc (2) 57,626
6,154 TTM Technologies Inc (2) 88,372
Total Electronic Equipment, Instruments & Components 145,998
Gas Utilities - 1.0%
973 Spire Inc 61,854
Total Gas Utilities 61,854
Ground Transportation - 1.3%
713 ArcBest Corp 82,936
Total Ground Transportation 82,936
Health Care Equipment & Supplies - 4.7%
1,593 AtriCure Inc (2) 88,173
1,347 Axonics Inc (2) 81,318
778 Establishment Labs Holdings Inc (2),(3) 56,024
863 Glaukos Corp (2) 66,572
Total Health Care Equipment & Supplies 292,087
Health Care Providers & Services - 7.0%
908 Encompass Health Corp 59,955
1,407 HealthEquity Inc (2) 95,592
2,371 Option Care Health Inc (2) 80,092
1,738 Progyny Inc (2) 72,579
2,223 Select Medical Holdings Corp 66,712
786 Tenet Healthcare Corp (2) 58,738
Total Health Care Providers & Services 433,668

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Shares Description (1) Value
Hotel & Resort REITs - 0.7%
6,891 Summit Hotel Properties Inc 44,378
Total Hotel & Resort REITs 44,378
Hotels, Restaurants & Leisure - 2.1%
3,738 Everi Holdings Inc (2) 55,472
925 Papa John's International Inc 76,497
Total Hotels, Restaurants & Leisure 131,969
Industrial REITs - 2.9%
501 EastGroup Properties Inc 88,767
2,511 STAG Industrial Inc 91,149
Total Industrial REITs 179,916
Insurance - 1.5%
440 Primerica Inc 93,588
Total Insurance 93,588
Interactive Media & Services - 1.0%
826 Ziff Davis Inc (2) 59,902
Total Interactive Media & Services 59,902
IT Services - 1.5%
1,071 Maximus Inc 89,707
Total IT Services 89,707
Leisure Products - 1.4%
4,244 Topgolf Callaway Brands Corp (2) 84,753
Total Leisure Products 84,753
Machinery - 5.1%
663 EnPro Industries Inc 92,011
776 ESCO Technologies Inc 78,027
5,277 Hillman Solutions Corp (2) 51,926
1,069 SPX Technologies Inc (2) 90,448
Total Machinery 312,412
Marine Transportation - 1.6%
1,197 Kirby Corp (2) 97,532
Total Marine Transportation 97,532
Media - 1.5%
6,115 Magnite Inc (2) 92,520
Total Media 92,520
Metals & Mining - 0.9%
2,894 Lithium Americas Corp (2) 58,401
Total Metals & Mining 58,401
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
5,505 Ladder Capital Corp 60,500
Total Mortgage Real Estate Investment Trusts (REITs) 60,500

Shares Description (1) Value
Multi-Utilities - 1.5%
1,513 Black Hills Corp 91,279
Total Multi-Utilities 91,279
Oil, Gas & Consumable Fuels - 6.8%
1,969 Matador Resources Co 109,535
3,543 Northern Oil and Gas Inc 139,488
2,241 Peabody Energy Corp 50,288
9,981 Permian Resources Corp 116,678
Total Oil, Gas & Consumable Fuels 415,989
Personal Care Products - 1.9%
3,290 BellRing Brands Inc (2) 118,275
Total Personal Care Products 118,275
Pharmaceuticals - 1.3%
464 Intra-Cellular Therapies Inc (2) 28,694
378 Prestige Consumer Healthcare Inc (2) 24,649
780 Ventyx Biosciences Inc (2) 28,899
Total Pharmaceuticals 82,242
Professional Services - 2.3%
734 ASGN Inc (2) 56,019
714 ICF International Inc 83,959
Total Professional Services 139,978
Semiconductors & Semiconductor Equipment - 2.3%
2,071 Ichor Holdings Ltd (2) 80,189
413 Silicon Laboratories Inc (2) 61,595
Total Semiconductors & Semiconductor Equipment 141,784
Software - 7.5%
1,143 CommVault Systems Inc (2) 89,074
399 CyberArk Software Ltd (2) 66,238
4,250 PowerSchool Holdings Inc, Class A (2) 102,723
1,235 Q2 Holdings Inc (2) 43,805
1,432 Sprout Social Inc, Class A (2) 81,824
741 Workiva Inc (2) 78,020
Total Software 461,684
Specialty Retail - 1.6%
1,659 Academy Sports & Outdoors Inc 99,192
Total Specialty Retail 99,192
Technology Hardware, Storage & Peripherals - 1.1%
199 Super Micro Computer Inc (2) 65,724
Total Technology Hardware, Storage & Peripherals 65,724
Textiles, Apparel & Luxury Goods - 1.1%
2,106 Steven Madden Ltd 70,298
Total Textiles, Apparel & Luxury Goods 70,298

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 1.3%
569 Applied Industrial Technologies Inc 82,499
Total Trading Companies & Distributors 82,499
Total Common Stocks
(cost $5,360,387) $ 5,993,321
Shares Description (1) Value
78,811 EXCHANGE-TRADED FUNDS - 1.3%
78,811
935 SPDR S&P Biotech ETF (3) 78,811
Total Exchange-Traded Funds
(cost $75,241) 78,811
Total Long-Term Investments
(cost $5,435,628) 6,072,132
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.7%
103,386
State Street Navigator Securities Lending Government
Money Market Portfolio (4)
5.340%(5)
$ 103,386
Total Investments Purchased with Collateral from Securities Lending
(cost $103,386) 103,386
Total Investments
(cost $5,539,014 ) - 100.3% 6,175,518
Other Assets & Liabilities, Net - (0.3)% (17,299)
Net Assets - 100% $ 6,158,219
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,993,321 $ – $ – $ 5,993,321
Exchange-Traded Funds 78,811 – – 78,811
Investments Purchased with Collateral from
Securities Lending 103,386 – – 103,386
Total
$ 6,175,518 $ – $ – $ 6,175,518

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $101,069.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments July 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.5%
X 5,831,399 COMMON STOCKS - 99.5%
X 5,831,399
Biotechnology - 1.4%
238 Vertex Pharmaceuticals Inc (2) $ 83,857
Total Biotechnology 83,857
Broadline Retail - 7.2%
3,155 Amazon.com Inc (2) 421,760
Total Broadline Retail 421,760
Capital Markets - 3.8%
236 Moody's Corp 83,249
694 Morgan Stanley 63,543
143 MSCI Inc 78,375
Total Capital Markets 225,167
Chemicals - 1.9%
292 Linde PLC 114,075
Total Chemicals 114,075
Consumer Staples Distribution & Retail - 2.6%
142 Costco Wholesale Corp 79,615
454 Dollar Tree Inc (2) 70,066
Total Consumer Staples Distribution & Retail 149,681
Financial Services - 4.4%
403 Mastercard Inc, Class A 158,895
407 Visa Inc, Class A 96,756
Total Financial Services 255,651
Ground Transportation - 1.4%
1,680 Uber Technologies Inc (2) 83,093
Total Ground Transportation 83,093
Health Care Equipment & Supplies - 5.2%
1,030 Boston Scientific Corp (2) 53,405
144 IDEXX Laboratories Inc (2) 79,881
522 Intuitive Surgical Inc (2) 169,337
Total Health Care Equipment & Supplies 302,623
Health Care Providers & Services - 2.0%
234 UnitedHealth Group Inc 118,491
Total Health Care Providers & Services 118,491
Hotels, Restaurants & Leisure - 4.1%
54 Chipotle Mexican Grill Inc (2) 105,963
410 Hilton Worldwide Holdings Inc 63,751
236 McDonald's Corp 69,195
Total Hotels, Restaurants & Leisure 238,909
Interactive Media & Services - 5.7%
1,279 Alphabet Inc, Class A (2) 169,749
1,235 Alphabet Inc, Class C (2) 164,391
Total Interactive Media & Services 334,140

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Shares Description (1) Value
IT Services - 1.6%
273 Gartner Inc (2) $ 96,530
Total IT Services 96,530
Machinery - 2.8%
290 Caterpillar Inc 76,899
207 Parker-Hannifin Corp 84,872
Total Machinery 161,771
Pharmaceuticals - 1.0%
125 Eli Lilly & Co 56,819
Total Pharmaceuticals 56,819
Semiconductors & Semiconductor Equipment - 19.4%
900 Advanced Micro Devices Inc (2) 102,960
303 Analog Devices Inc 60,458
274 ASML Holding NV 196,296
102 Broadcom Inc 91,662
286 Lam Research Corp 205,488
110 Monolithic Power Systems Inc 61,544
897 NVIDIA Corp 419,159
Total Semiconductors & Semiconductor Equipment 1,137,567
Software - 23.8%
287 Atlassian Corp Ltd, Class A (2) 52,217
2,317 Microsoft Corp 778,327
690 Salesforce Inc (2) 155,257
392 ServiceNow Inc (2) 228,536
193 Synopsys Inc (2) 87,197
392 Workday Inc, Class A (2) 92,955
Total Software 1,394,489
Specialty Retail - 1.2%
77 O'Reilly Automotive Inc (2) 71,286
Total Specialty Retail 71,286
Technology Hardware, Storage & Peripherals - 7.6%
2,262 Apple Inc 444,370
Total Technology Hardware, Storage & Peripherals 444,370
Textiles, Apparel & Luxury Goods - 2.4%
192 Lululemon Athletica Inc (2) 72,678
620 NIKE Inc, Class B 68,442
Total Textiles, Apparel & Luxury Goods 141,120
Total Long-Term Investments
(cost $4,853,601) 5,831,399
Other Assets & Liabilities, Net - 0.5% 31,596
Net Assets - 100% $ 5,862,995

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,831,399 $ – $ – $ 5,831,399
Total
$ 5,831,399 $ – $ – $ 5,831,399
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.